Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable
Schedule of trade account receivables

	2024	2023
Trade accounts receivable	4,815,750	3,908,773

Accounts receivable	5,486,319	4,538,512

Billed services	2,481,786	2,237,551
Unbilled services	1,302,906	1,036,339
Network use (interconnexion)	992,414	750,054
Goods sold	684,858	494,279
Contractual assets (Note 23)	24,027	19,957
Other accounts receivable	328	332

Provision for expected credit losses	(670,569)	(629,739)

Current portion	(4,677,935)	(3,709,766)
Non-current portion	137,815	199,007

Schedule of changes in the allowance for doubtful accounts

	2024	2023

Opening balance	629,739	562,090
Supplement to expected losses, net of reversal	693,122	620,667
Write-offs of provision	(652,292)	(553,018)
Closing balance	670,569	629,739

Schedule of aging of accounts receivable

	2024	2023

Total	5,486,319	4,538,512

Current	3,917,182	3,291,399
Overdue (days):
≤30	372,836	302,042
≤60	123,183	118,333
≤90	149,653	107,759
>90	923,465	718,979